PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.9%
Asset-Backed Securities 4.8%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.697%(c)	07/15/26	18,132	$ 18,140,757
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.381(c)	07/18/27	30,000	29,970,951
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847(c)	10/15/30	20,000	20,019,596

CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%	3.537(c)	07/15/31	33,000	32,935,287
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.397(c)	07/15/27	20,000	19,980,618
OZLM Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.663(c)	07/30/27	23,650	23,649,556
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	3.745(c)	01/15/29	30,000	30,000,387
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.688(c)	05/15/26	30,554	30,563,984
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.472(c)	07/20/27	50,000	49,999,505
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.882(c)	10/20/28	40,000	40,018,816

TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.440%	4.119(c)	02/15/29	20,000	20,016,204
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.576(c)	01/15/29	4,000	4,000,000
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.477(c)	07/15/27	50,000	50,000,455
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.502(c)	04/20/28	3,000	2,980,620

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530%	4.127%(c)	10/15/28	20,000	$ 19,997,666
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.792(c)	07/20/31	30,000	29,537,934

Total Asset-Backed Securities (cost $422,384,841)				421,812,336
Bank Loans 3.9%
Chemicals 0.3%
Solenis International LP, Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	11.022(c)	06/26/26	25,365	24,857,700
Commercial Services 0.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	10/01/25	39,725	38,718,120
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 2.500%	8.000(c)	04/26/24	4,777	4,770,483
				43,488,603
Computers 1.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.857(c)	09/29/25	46,019	46,507,699
Term B USD Loan, 1 Month LIBOR + 3.750%	6.178(c)	09/30/24	45,774	45,705,390
				92,213,089
Electric 0.2%
Calpine Corp., Term Loan (05/15), 3 Month LIBOR + 2.500%	5.110(c)	01/15/24	14,101	13,955,412
Entertainment 0.1%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	5.203(c)	08/14/24	5,742	5,643,974
Mining 0.3%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.189(c)	02/27/23	21,873	21,873,019

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas 0.3%
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	7.600%(c)	03/27/24	8,325	$ 8,300,716
Term B Loan, 3 Month LIBOR + 4.500%	7.100(c)	07/29/21	15,384	15,339,849
				23,640,565
Retail 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.601(c)	04/20/26	7,764	7,686,329
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	13,000	12,561,250
				20,247,579
Software 0.8%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.851(c)	10/02/25	17,955	17,648,275
Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.851(c)	06/13/25	18,774	18,633,226
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.437(c)	07/08/22	14,502	14,478,594
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	02/01/22	5,550	5,523,982
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.689(c)	08/05/22	9,975	9,968,442
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.829(c)	11/01/24	7,500	7,725,000
				73,977,519

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.625%	01/02/24	12,305	$ 12,274,238
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.480(c)	10/10/24	6,000	5,595,000
				17,869,238
Total Bank Loans (cost $336,207,418)				337,766,698
Corporate Bonds 85.5%
Advertising 0.1%
Clear Channel International BV, Gtd. Notes, 144A	8.750	12/15/20	3,807	3,892,658
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 - Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)	16.873(c)	07/01/24	2,153	1,867,451
				5,760,109
Aerospace & Defense 2.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.750	03/15/22	1,413	1,403,137
Sr. Unsec’d. Notes, 144A(a)	6.125	01/15/23	1,207	1,173,445
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	1,275	1,217,625
Sr. Unsec’d. Notes, 144A(a)	7.500	12/01/24	77,251	75,899,108
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	11,310	10,967,307
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	38,025	36,480,234
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	39,850	43,030,030

TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	4,875	4,740,938
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	11,850	11,583,375
Gtd. Notes	6.500	07/15/24	4,830	4,812,371
Gtd. Notes	6.500	05/15/25	2,300	2,282,750
				193,590,320

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.3%
Darling Ingredients, Inc., Sr. Unsec’d. Notes, 144A(a)	5.250%	04/15/27	7,225	$ 7,313,868
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	19,952	18,289,599
				25,603,467
Auto Manufacturers 1.8%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	5,350	5,129,312
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	8,775	8,851,781
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	11,800	9,752,700
Sr. Unsec’d. Notes(a)	5.291	12/08/46	64,158	56,265,588

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	5.584	03/18/24	10,375	10,797,981
General Motors Co.,
Sr. Unsec’d. Notes	5.000	10/01/28	22,225	22,402,347
Sr. Unsec’d. Notes	5.200	04/01/45	2,150	1,947,632

Navistar International Corp., Gtd. Notes, 144A(a)	6.625	11/01/25	38,297	39,159,448
				154,306,789
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	50,813	37,728,652
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	14,975	14,376,000
Gtd. Notes(a)	6.250	03/15/26	36,060	34,257,000
Gtd. Notes(a)	6.500	04/01/27	17,211	16,264,395

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	29,806	25,633,160
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25	3,509	3,500,228
Gtd. Notes, 144A(a)	6.500	06/01/26	37,442	38,658,865

IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,527,438

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Meritor, Inc., Gtd. Notes	6.250%	02/15/24	2,375	$ 2,424,756
Titan International, Inc., Sr. Sec’d. Notes(a)	6.500	11/30/23	13,625	11,674,922
				187,045,416
Banks 0.3%
CIT Group, Inc., Sub. Notes(a)	6.125	03/09/28	23,900	26,213,520
Beverages 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	17,082	16,825,770
Building Materials 1.7%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A(a)	5.700	01/11/25	4,635	4,720,516
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	1,850	1,985,420

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	22,450	20,295,922
Griffon Corp., Gtd. Notes(a)	5.250	03/01/22	29,325	29,178,375
Masonite International Corp., Gtd. Notes, 144A(a)	5.750	09/15/26	12,409	12,564,112
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	20,860	19,947,375
Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24	3,110	3,143,495
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	9,383	9,453,373
Gtd. Notes, 144A(a)	5.125	06/01/25	7,482	7,351,065
Gtd. Notes, 144A	6.500	03/15/27	6,600	6,765,000

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	33,652	34,240,910
				149,645,563
Chemicals 3.6%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	29,020	28,439,600

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	5,979	$ 5,859,420
Ashland LLC, Gtd. Notes	6.875	05/15/43	29,629	31,184,522
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	14,250	12,896,250
Gtd. Notes	6.625	05/15/23	2,354	2,345,173
Gtd. Notes(a)	7.000	05/15/25	14,453	14,453,000

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	18,263	16,938,932
Element Solutions, Inc., Gtd. Notes, 144A(a)	5.875	12/01/25	13,420	13,604,525
Hexion, Inc.,
Sec’d. Notes, 144A(a)(d)	13.750	02/01/22	14,465	2,748,350
Sr. Sec’d. Notes, 144A(d)	10.375	02/01/22	12,465	9,847,350
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,820	2,640,225
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	4,100	3,782,250
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	49,441	44,991,310

PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	3,525	3,639,563
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	29,264	26,776,560
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	14,725	14,430,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	28,075	27,583,687
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	24,367	22,052,135
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	14,970	14,071,800
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	21,017	18,705,130
				316,990,282
Coal 0.1%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	8,519	8,838,463

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 3.5%
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	49,361	$ 53,321,727
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	15,329	15,161,914
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	78,800	78,406,000
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25	500	491,250
Gtd. Notes(a)	4.875	01/15/28	70,175	68,041,680
Gtd. Notes(a)	5.250	01/15/30	16,165	15,841,700
Gtd. Notes(a)	5.500	05/15/27	12,005	12,110,044
Gtd. Notes(a)	5.875	09/15/26	31,625	32,771,406
Gtd. Notes(a)	6.500	12/15/26	16,475	17,463,500

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	12,025	12,716,437
				306,325,658
Computers 1.7%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	62,138	58,099,030
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	1,800	1,825,998
Gtd. Notes, 144A(a)	7.125	06/15/24	1,290	1,359,543

Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25	18,932	19,594,620
NCR Corp., Gtd. Notes	5.000	07/15/22	9,403	9,376,671
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	76,950	60,982,875
				151,238,737
Distribution/Wholesale 0.4%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	6,645	6,645,000
Gtd. Notes(a)	7.000	06/15/23	18,670	18,926,712

H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	11,975	11,879,200
				37,450,912

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 2.5%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	17,325	$ 17,411,625
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	8.125	07/15/23	3,600	3,591,000
Gtd. Notes, 144A(a)	9.125	07/15/26	76,025	74,455,844
Navient Corp.,
Sr. Unsec’d. Notes	7.250	09/25/23	6,675	7,006,747
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	5,575	5,735,281
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	16,375	16,580,015
Gtd. Notes	6.875	03/15/25	14,925	15,554,835
Gtd. Notes	7.125	03/15/26	57,075	59,840,284

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	14,250	14,356,875
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A(a)	6.750	06/15/22	5,925	6,104,824
				220,637,330
Electric 3.1%
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	3,392	3,353,840
Sr. Unsec’d. Notes	5.500	02/01/24	26,870	26,030,313
Sr. Unsec’d. Notes(a)	5.750	01/15/25	102,319	99,016,143

GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%(a)	9.044(c)	12/01/23	15,483	15,289,550
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	2,732	2,759,464
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	7,666	7,665,817
Mirant Corp., Bonds, 144A^(d)	7.400	07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	12,050	12,577,188
Gtd. Notes	6.625	01/15/27	4,055	4,313,506
Gtd. Notes(a)	7.250	05/15/26	12,975	13,996,781
Sr. Unsec’d. Notes, 144A(a)	5.250	06/15/29	5,050	5,189,734
Vistra Energy Corp.,
Gtd. Notes(a)	7.625	11/01/24	15,206	15,995,952
Gtd. Notes, 144A	8.000	01/15/25	1,190	1,252,475

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.500%	09/01/26	26,180	$ 26,834,500
Sr. Unsec’d. Notes, 144A(a)	5.625	02/15/27	37,750	38,823,987
				273,101,925
Electronics 0.2%
Itron, Inc., Gtd. Notes, 144A(a)	5.000	01/15/26	6,325	6,301,281
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	6,090	6,196,575
Gtd. Notes, 144A	5.000	10/01/25	1,800	1,800,000
Gtd. Notes, 144A	5.625	11/01/24	950	998,688
				15,296,544
Engineering & Construction 0.7%
AECOM,
Gtd. Notes(a)	5.125	03/15/27	30,139	29,592,731
Gtd. Notes	5.875	10/15/24	8,925	9,195,606

TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	24,843	25,029,322
				63,817,659
Entertainment 3.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	12,925	11,745,594
Gtd. Notes(a)	5.875	11/15/26	32,025	28,101,937

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25	61,961	60,597,858
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	7,543	7,241,280
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	8,875	8,866,569
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	15,090	15,561,562
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	14,906	15,688,565

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	20,990	22,354,350
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	4,430	4,468,763
Sr. Unsec’d. Notes	5.750	08/15/26	20,160	19,000,800

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	01/15/27		26,967	$ 26,427,660
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		4,925	4,912,688
Gtd. Notes	6.625	05/15/21		27,015	27,251,381
Gtd. Notes(a)	10.000	12/01/22		24,515	25,710,106
Gtd. Notes, 144A	8.250	03/15/26		29,600	29,766,944
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25		2,325	2,279,384

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27		8,325	8,448,626
					318,424,067
Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24		10,925	11,362,000
Foods 2.0%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25		3,254	3,140,761
B&G Foods, Inc.,
Gtd. Notes(a)	4.625	06/01/21		2,150	2,144,625
Gtd. Notes(a)	5.250	04/01/25		9,500	9,185,313
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25		32,525	33,256,813
Gtd. Notes, 144A(a)	5.875	07/15/24		10,563	10,827,075

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(a)	6.500	04/15/29		27,220	28,581,000
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	1,670	1,623,107
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000%(a)	3.000(c)	11/30/23	EUR	10,250	10,843,781
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875	09/30/27		44,590	44,855,310
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	5.000	08/15/26		6,225	6,093,030
Gtd. Notes, 144A(a)	5.625	01/15/28		29,402	29,107,980
					179,658,795

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/24	1,550	$ 1,581,000
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	26,415	26,845,565
Sr. Unsec’d. Notes	5.625	05/20/24	2,875	2,975,625
Sr. Unsec’d. Notes	5.750	05/20/27	19,713	20,206,219
Sr. Unsec’d. Notes(a)	5.875	08/20/26	20,137	20,841,795
				70,869,204
Healthcare-Products 0.2%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	6,659	4,095,285
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	5.500	04/15/25	15,923	10,140,961
Gtd. Notes, 144A(a)	5.625	10/15/23	6,006	4,114,110
				18,350,356
Healthcare-Services 4.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,486	4,508,430
Gtd. Notes	6.125	03/15/21	2,070	2,070,000
Gtd. Notes	6.500	03/01/24	8,149	8,332,352
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	14,300	9,509,500
Sec’d. Notes, 144A(a)	8.125	06/30/24	27,282	20,387,839
Sr. Sec’d. Notes(a)	6.250	03/31/23	13,425	12,783,285

DaVita, Inc., Gtd. Notes(a)	5.000	05/01/25	11,147	10,541,718
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	15,859	14,966,931
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	45,632	47,614,710
Gtd. Notes	5.375	09/01/26	2,750	2,853,428
Gtd. Notes(a)	5.625	09/01/28	9,425	9,826,411
Gtd. Notes	5.875	02/01/29	9,225	9,790,031
Gtd. Notes	7.500	12/15/23	12,480	13,884,000

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250%	01/15/27	43,061	$ 43,491,610
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	38,833	40,868,238
Select Medical Corp., Gtd. Notes	6.375	06/01/21	7,550	7,555,662
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	7,785	7,064,888
Gtd. Notes, 144A(a)	10.000	04/15/27	14,200	14,413,000
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	20,300	20,706,000
Sr. Unsec’d. Notes(a)	6.750	06/15/23	37,020	36,834,900
Sr. Unsec’d. Notes(a)	7.000	08/01/25	38,713	38,050,233
Sr. Unsec’d. Notes(a)	8.125	04/01/22	25,433	26,587,150
				402,640,316
Home Builders 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	21,144	19,769,640
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	18,600	19,065,000
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	10,575	8,648,975
Gtd. Notes	6.750	03/15/25	11,275	10,485,750
Gtd. Notes	7.250	02/01/23	421	410,475
Gtd. Notes(a)	8.750	03/15/22	9,451	9,779,611

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	12,275	11,998,813
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	3,725	3,752,938
Century Communities, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	22,725	22,377,307
KB Home,
Gtd. Notes(a)	6.875	06/15/27	3,850	3,965,500
Gtd. Notes	7.000	12/15/21	1,412	1,495,336
Gtd. Notes	7.500	09/15/22	525	571,594
Gtd. Notes	7.625	05/15/23	11,300	12,302,875
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	1,224	1,236,240
Gtd. Notes	4.875	12/15/23	4,575	4,684,800

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Lennar Corp., (cont’d.)
Gtd. Notes	5.250%	06/01/26	9,250	$ 9,539,063
Gtd. Notes	5.375	10/01/22	3,675	3,840,375
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	11,839	11,572,623
Gtd. Notes	6.750	01/15/21	5,550	5,612,438
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	15,485	15,717,275
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	11,725	12,018,125
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	22,873	22,322,904
Gtd. Notes	6.000	06/01/25	14,125	14,831,250

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	14,317	12,777,922
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	14,950	15,099,500
Gtd. Notes	5.500	03/01/26	3,000	3,123,750

Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125	04/01/25	6,645	6,478,875
Taylor Morrison Communities, Inc.,
Gtd. Notes	6.625	05/15/22	5,075	5,225,728
Gtd. Notes, 144A	5.875	06/15/27	17,895	17,800,156
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	12,579	12,610,447
Gtd. Notes, 144A	5.875	04/15/23	13,569	13,874,302
William Lyon Homes, Inc.,
Gtd. Notes(a)	5.875	01/31/25	37,065	35,582,400
Gtd. Notes	6.000	09/01/23	9,300	9,207,000
Gtd. Notes	7.000	08/15/22	9,844	9,844,000
				367,622,987
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26	10,996	11,023,490
Household Products/Wares 0.2%
Spectrum Brands, Inc., Gtd. Notes(a)	5.750	07/15/25	21,765	22,090,387

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250%	12/15/26	9,634	$ 9,561,745
Gtd. Notes	6.000	10/15/23	1,793	1,853,514
				11,415,259
Internet 0.7%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000	04/01/23	5,755	5,898,875
Gtd. Notes, 144A	5.750	01/15/27	52,032	53,462,880
				59,361,755
Iron/Steel 0.7%
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750	03/01/25	6,935	6,761,625
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/27	45,250	42,082,500

United States Steel Corp., Sr. Unsec’d. Notes(a)	6.250	03/15/26	11,550	9,485,437
				58,329,562
Lodging 0.5%
Boyd Gaming Corp., Gtd. Notes(a)	6.000	08/15/26	11,400	11,514,000
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	3,500	3,535,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	9,000	9,652,500
Sr. Sec’d. Notes, 144A	6.750	11/15/21	7,875	8,059,669
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	675	654,750
Gtd. Notes(a)	5.750	06/15/25	10,298	10,800,027
				44,215,946
Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,177	8,412,089

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	27,415	$ 29,128,437
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	6,300	6,189,750
				43,730,276
Media 8.0%
Altice Luxembourg SA (Luxembourg), Gtd. Notes, 144A	7.750	05/15/22	6,609	6,724,657
AMC Networks, Inc., Gtd. Notes(a)	4.750	08/01/25	12,165	11,891,287
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000	04/15/20	10,000	10,300,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	7,086	7,139,358
Sr. Unsec’d. Notes	5.250	03/15/21	3,131	3,138,827
Sr. Unsec’d. Notes	5.750	01/15/24	305	310,338
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,580	29,284,200
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	7,730	7,785,656
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	4,802	4,902,602
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	25,138	25,185,511
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	2,685	2,745,413
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	26,282	27,103,312
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	76,043	81,153,090
Gtd. Notes, Series A(a)	6.500	11/15/22	29,955	30,545,413
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28	11,490	11,518,725
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	43,537	43,428,157
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	22,434	22,377,915
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	20,537	21,871,905
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	3,000	2,805,000
Gtd. Notes(a)	5.875	11/15/24	10,690	9,610,844
Gtd. Notes(a)	7.750	07/01/26	156,820	143,882,350

Entercom Media Corp., Sec’d. Notes, 144A	6.500	05/01/27	9,620	9,764,300
Gray Television, Inc.,
Gtd. Notes, 144A	5.125	10/15/24	2,408	2,419,318
Gtd. Notes, 144A	5.875	07/15/26	18,683	19,167,824
Sr. Unsec’d. Notes, 144A	7.000	05/15/27	6,995	7,409,384

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	1,378	$ 1,371,110
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	11,345	11,742,075
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	17,264	17,393,480
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	12,881	13,440,679
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	9,460	9,247,150
Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/23	29,829	30,127,290
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	3,305	3,305,000
Gtd. Notes, 144A	5.125	02/15/27	5,375	5,120,225
Gtd. Notes, 144A	5.625	08/01/24	8,685	8,771,850
Gtd. Notes, 144A(a)	5.875	03/15/26	2,275	2,286,375
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	1,928	1,976,200
Gtd. Notes, 144A	5.500	09/15/24	2,250	2,286,563

Tribune Media Co., Gtd. Notes	5.875	07/15/22	2,071	2,093,677
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	05/15/23	24,350	23,010,750
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	18,722	17,145,046
Sr. Sec’d. Notes, 144A	6.750	09/15/22	4,297	4,339,970

Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	5.750	01/15/25	2,500	2,532,813
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	8,411	8,169,184
				706,824,823
Metal Fabricate/Hardware 0.6%
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	22,283	21,712,110
Gtd. Notes, 144A	6.250	08/15/24	6,306	6,447,885

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Metal Fabricate/Hardware (cont’d.)

TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	4,730	$ 4,670,875
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	16,805	17,666,256
				50,497,126
Mining 2.0%
Constellium NV,
Gtd. Notes, 144A	5.875	02/15/26	18,827	18,544,595
Gtd. Notes, 144A(a)	6.625	03/01/25	16,110	16,351,650

Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	21,750	21,315,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	21,085	18,491,545
Gtd. Notes, 144A(a)	6.875	03/01/26	10,850	9,262,645
Gtd. Notes, 144A	7.000	02/15/21	5,160	5,137,425
Gtd. Notes, 144A(a)	7.250	04/01/23	2,230	2,034,875
Gtd. Notes, 144A(a)	7.500	04/01/25	20,650	18,455,938
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	3,365	3,293,494
Gtd. Notes(a)	3.875	03/15/23	19,395	18,667,687
Gtd. Notes(a)	4.550	11/14/24	19,421	18,765,541

IAMGOLD Corp. (Canada), Gtd. Notes, 144A(a)	7.000	04/15/25	21,641	21,560,928
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	9,201	7,820,850
				179,702,173
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	7,400	7,455,426
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	11/01/24	12,225	11,124,750
				18,580,176
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	5,105	5,315,581

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 9.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24	83,453	$ 31,294,875
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25	28,295	26,844,881
Gtd. Notes	5.375	11/01/21	1,090	1,086,207
Gtd. Notes(a)	5.625	06/01/23	12,075	11,939,156
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	29,425	27,577,110
Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	35,299	37,457,181

Centennial Resource Production LLC, Gtd. Notes, 144A(a)	5.375	01/15/26	6,886	6,541,700
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	75,051	66,420,135
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	80,044	82,145,155
CNX Resources Corp.,
Gtd. Notes(a)	5.875	04/15/22	21,859	20,960,158
Gtd. Notes, 144A	7.250	03/14/27	20,900	18,726,818

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	15,275	14,625,812
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000	05/15/21	4,125	4,011,563
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25	5,225	4,689,438
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	12,015	12,450,544
Ensco Rowan PLC,
Sr. Unsec’d. Notes(a)	4.500	10/01/24	8,905	6,161,191
Sr. Unsec’d. Notes	5.750	10/01/44	6,475	3,755,500
Sr. Unsec’d. Notes(a)	7.750	02/01/26	34,900	25,913,250
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	38,158	29,954,030
Gtd. Notes, 144A	7.375	05/15/24	12,085	10,393,100
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	3,100	2,999,250
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	15,448	15,177,660
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	20,352	20,377,847
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	60,475	53,369,187
Gtd. Notes, 144A	7.000	03/31/24	16,326	14,570,955

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes(a)	5.750%	02/01/25	44,558	$ 36,245,705
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.299	01/27/25	2,720	2,823,360
Gtd. Notes	7.375	01/17/27	5,705	6,408,426
Gtd. Notes(a)	8.750	05/23/26	4,750	5,725,413
Precision Drilling Corp. (Canada),
Gtd. Notes	7.750	12/15/23	5,650	5,720,625
Gtd. Notes, 144A(a)	7.125	01/15/26	26,768	25,362,680
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	27,375	23,850,469
Gtd. Notes(a)	5.875	07/01/22	21,518	21,087,640

Rowan Cos., Inc., Gtd. Notes	7.375	06/15/25	1,250	957,338
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	8,250	7,816,875
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(d)	6.500	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.875	01/15/23	3,839	3,868,637
Gtd. Notes	5.500	02/15/26	11,550	11,665,500
Gtd. Notes	5.875	03/15/28	1,525	1,547,875

Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	5,599	5,648,117
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.250	11/01/25	37,665	35,028,450
Gtd. Notes, 144A(a)	7.500	01/15/26	18,658	17,421,907
WPX Energy, Inc.,
Sr. Unsec’d. Notes(a)	5.250	09/15/24	5,000	4,912,500
Sr. Unsec’d. Notes(a)	5.750	06/01/26	9,645	9,566,634
Sr. Unsec’d. Notes(a)	6.000	01/15/22	10,858	11,017,613
Sr. Unsec’d. Notes	8.250	08/01/23	4,165	4,591,913
				790,710,398
Oil & Gas Services 0.1%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23	6,325	6,261,750

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 1.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125%	09/15/23		52,985	$ 51,925,300
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23		12,974	12,455,134
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,183,614
Gtd. Notes, 144A	7.250	05/15/24		21,925	22,829,406
Sr. Sec’d. Notes, 144A(a)	4.625	05/15/23		5,675	5,667,906

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		2,561	2,676,245
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A(a)	7.000	07/15/24		15,810	15,915,136
Sealed Air Corp., Gtd. Notes, 144A	5.125	12/01/24		1,100	1,133,000
					113,785,741
Pharmaceuticals 1.9%
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27		9,785	10,271,217
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23		2,307	2,312,767
Gtd. Notes, 144A(a)	6.125	04/15/25		68,456	66,701,815
Gtd. Notes, 144A	7.000	01/15/28		13,900	13,743,625
Gtd. Notes, 144A	7.250	05/30/29		14,325	14,253,375
Sr. Sec’d. Notes, 144A	5.750	08/15/27		3,895	3,931,516
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23		7,367	5,285,822
Gtd. Notes, 144A	6.000	02/01/25		21,080	14,018,200

NVA Holdings, Inc., Gtd. Notes, 144A(a)	6.875	04/01/26		36,258	35,351,550
					165,869,887
Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24		4,075	4,022,229

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500%	03/15/26	8,850	$ 8,319,000
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	8,100	8,170,875
Gtd. Notes	5.600	04/01/44	5,131	4,784,658
Gtd. Notes, 144A	6.450	11/03/36	12,900	13,222,500

Energy Transfer Operating LP, Gtd. Notes	7.500	10/15/20	10,800	11,461,639
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	8,325	8,553,937
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	13,150	16,240,250
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	36,203	39,028,644
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	6,715	7,402,880
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	8,650	8,823,000
Gtd. Notes, 144A	5.500	01/15/28	28,821	28,676,895
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,291,317
Gtd. Notes	5.125	02/01/25	2,350	2,355,875
Gtd. Notes(a)	6.750	03/15/24	4,900	5,083,750
				174,437,449
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	16,575	16,492,125
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	12,575	12,763,625
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	26,468	26,269,490
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(a)	5.375	03/15/25	7,095	7,006,313
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	27,022	25,096,682
				87,628,235

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.9%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	14,202	$ 15,014,354
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes(a)	4.500	09/01/26	9,100	8,869,770
Gtd. Notes(a)	4.500	01/15/28	20,429	19,254,332
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	21,150	20,885,625
Gtd. Notes	5.250	08/01/26	5,735	5,781,454

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	5,886	5,974,525
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,788,403
				81,568,463
Retail 4.4%
Beacon Roofing Supply, Inc.,
Gtd. Notes	6.375	10/01/23	7,350	7,570,500
Gtd. Notes, 144A(a)	4.875	11/01/25	16,175	15,290,551

Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24	6,104	6,096,370
Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,429	6,605,798
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	28,410	28,445,512
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	16,885	14,584,419
Sr. Unsec’d. Notes	6.500	05/01/21	10,115	8,951,775
Sr. Unsec’d. Notes	6.750	01/15/22	10,059	8,801,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20	32,912	23,943,480
Sr. Unsec’d. Notes(a)	8.625	06/15/20	35,345	25,713,488
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	29,500	29,684,375
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	22,726	22,555,555
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23	5,250	5,353,950
Gtd. Notes	6.750	07/01/36	27,353	23,250,050
Gtd. Notes(a)	6.875	11/01/35	16,380	14,250,600

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
PetSmart, Inc.,
Gtd. Notes, 144A(a)	7.125%	03/15/23	14,292	$ 12,751,322
Sr. Sec’d. Notes, 144A	5.875	06/01/25	36,800	34,319,680

Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	41,505	34,034,100
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	28,977	28,614,787
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	16,347	16,020,060
Sr. Unsec’d. Notes	5.750	03/01/25	6,640	6,602,152

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	15,325	15,598,092
				389,038,241
Semiconductors 0.4%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	22,777	23,344,147
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	6,125	6,350,645
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	5,054	5,256,160
				34,950,952
Software 1.3%
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A(a)	6.875	08/15/26	7,640	7,811,900
Infor US, Inc., Gtd. Notes	6.500	05/15/22	55,017	55,652,446
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125	07/15/23	4,865	4,913,650
IQVIA, Inc., Gtd. Notes, 144A	5.000	05/15/27	11,475	11,640,355
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	26,901	27,985,110
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21	3,365	3,558,488
				111,561,949

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 7.8%
Altice SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	8,281	$ 8,089,502
Anixter, Inc.,
Gtd. Notes	5.500	03/01/23	1,975	2,044,125
Gtd. Notes, 144A	6.000	12/01/25	11,770	12,446,775

C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	13,350	13,283,250
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	2,870	2,776,725
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	16,570	14,415,900
Sr. Unsec’d. Notes, Series S(a)	6.450	06/15/21	22,715	23,623,600
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42	19,908	17,270,190
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	1,085	1,099,702
Sr. Unsec’d. Notes, Series Y(a)	7.500	04/01/24	4,808	5,132,540

CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	29,192	26,477,728
CommScope, Inc.,
Gtd. Notes, 144A(a)	5.500	06/15/24	10,625	9,881,250
Gtd. Notes, 144A(a)	8.250	03/01/27	13,425	13,290,750

Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	7,038	4,396,779
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A(a)	8.250	09/30/22	6,637	2,538,653
Sr. Unsec’d. Notes, 144A, Cash coupon 9.125% or PIK 9.125%(a)	9.125	04/01/24	783	211,501

Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	9,150	9,012,750
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	55,061	36,037,975
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	12,650	10,657,625

Embarq Corp., Sr. Unsec’d. Notes(a)	7.995	06/01/36	19,640	18,216,100
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	10,315	9,231,925
Gtd. Notes, 144A	9.750	07/15/25	29,110	29,314,352

Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	12,300	13,376,250
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	5,500	5,494,775
Gtd. Notes	5.625	02/01/23	4,510	4,526,913

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	33,775	$ 34,703,812
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	31,345	32,637,981
Gtd. Notes(a)	8.750	03/15/32	71,908	82,514,430
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	3,805	3,957,200
Gtd. Notes	7.625	02/15/25	54,863	58,017,622
Gtd. Notes	7.875	09/15/23	5,267	5,648,858

T-Mobile USA, Inc., Gtd. Notes	6.375	03/01/25	1,038	1,075,731
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000	01/20/26	132,736	125,740,813
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	51,443	52,940,390
				690,084,472
Transportation 0.7%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), Sr. Sec’d. Notes, 144A	7.375	01/15/22	6,100	3,751,500
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	7,425	7,463,387
Gtd. Notes, 144A(a)	6.500	06/15/22	8,452	8,583,006
Gtd. Notes, 144A(a)	6.750	08/15/24	39,043	40,165,486
				59,963,379
Trucking & Leasing 1.0%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.250	05/15/24	15,975	16,594,830
Gtd. Notes, 144A(a)	5.500	01/15/23	25,150	26,128,335
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	15,946	16,124,117
Gtd. Notes, 144A	5.250	08/15/22	5,290	5,501,600
Gtd. Notes, 144A	5.500	02/15/24	19,285	20,216,658
				84,565,540
Total Corporate Bonds (cost $7,628,227,908)				7,524,710,199

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.1%
Puerto Rico
Puerto Rico Sales Tax Fing. Corp. Sales Tax Revenue, Revenue Bonds, Series A-1 (cost $11,734,866)	5.000%	07/01/58	12,100	$ 12,028,005

	Shares
Common Stocks 0.6%
Electric Utilities 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^	193,539	32,417,782
Keycon Power Holdings LLC*^	33,730	9,950,350
		42,368,132
Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.	342,429	8,067,627
Media 0.0%
Mood Media Corp.*^	669,375	20,081
Mood Media Corp.*^	546,428	16,393
		36,474
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^	35,140	93,121
Frontera Energy Corp. (Colombia)	55,828	557,979
		651,100
Total Common Stocks (cost $40,379,776)		51,123,333
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, 6.375%	87,000	2,351,610
Construction Materials 0.0%
New Millennium Homes LLC*^	2,000	38,000

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Media 0.0%
Adelphia Communications Corp.*^	20,000	$ 20
Total Preferred Stocks (cost $2,193,416)		2,389,630

	Units
Warrants* 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	229,837	28,730
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	178,762	13,407
		42,137
Total Warrants (cost $52,352)		42,137

Total Long-Term Investments (cost $8,441,180,577)		8,349,872,338

	Shares
Short-Term Investments 24.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	371,938,559	371,938,559
PGIM Institutional Money Market Fund (cost $1,802,868,529; includes $1,798,629,693 of cash collateral for securities on loan)(b)(w)	1,802,890,744	1,803,251,321

Total Short-Term Investments (cost $2,174,807,088)		2,175,189,880

TOTAL INVESTMENTS 119.6% (cost $10,615,987,665)		10,525,062,218
Liabilities in excess of other assets(z) (19.6)%		(1,721,594,467)

Net Assets 100.0%		$ 8,803,467,751

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $42,580,577 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,746,185,943; cash collateral of $1,798,629,693 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,220	2 Year U.S. Treasury Notes	Sep. 2019	$476,571,563	$ 1,622,541
1,486	5 Year U.S. Treasury Notes	Sep. 2019	174,407,644	1,642,662
986	10 Year U.S. Treasury Notes	Sep. 2019	124,975,500	1,075,284
208	20 Year U.S. Treasury Bonds	Sep. 2019	31,973,500	779,529
				5,120,016
Short Positions:
1	5 Year Euro-Bobl	Jun. 2019	149,609	(1,945)
2	5 Year Euro-Bobl	Sep. 2019	299,083	(449)
1	10 Year Euro-Bund	Sep. 2019	190,787	(828)
293	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	51,503,906	(1,807,388)
				(1,810,610)
				$ 3,309,406
Forward foreign currency exchange contracts outstanding at May 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/19	Citibank, N.A.	EUR	12,097	$13,551,562	$13,519,088	$—	$(32,474)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	EUR	12,097	$13,595,597	$13,519,088	$ 76,509	$ —
Expiring 07/02/19	Citibank, N.A.	EUR	12,097	13,584,371	13,552,572	31,799	—
				$27,179,968	$27,071,660	108,308	—
						$108,308	$(32,474)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.2%
Bank Loans 13.5%
Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.960%(c)	11/06/24		9,850	$ 9,837,813
Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 2.000%	2.500(c)	11/01/25	EUR	202	226,003
Chemicals 0.5%
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	6.480(c)	06/26/25		12,902	12,789,603
Commercial Services 1.3%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	10/01/25		18,369	17,903,180
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 2.500%	8.000(c)	04/26/24		17,553	17,530,992
					35,434,172
Computers 0.9%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.857(c)	09/29/25		6,525	6,594,328
Term B USD Loan, 1 Month LIBOR + 3.750%	6.178(c)	09/30/24		17,816	17,788,825
					24,383,153
Electric 0.1%
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.435(c)	12/31/25		3,970	3,953,522
Healthcare-Services 0.6%
US Renal Care, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.851(c)	12/30/22		15,961	15,957,465

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.939%(c)	08/04/25	8,500	$ 8,627,500
Media 0.5%
Quebecor Media, Inc. (Canada), Facility B-1 Tranche, 1 Month LIBOR + 2.250%	4.690(c)	08/17/20	8,565	8,538,835
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	02/01/24	6,451	6,350,287
				14,889,122
Mining 0.4%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.189(c)	02/27/23	9,868	9,868,410
Oil & Gas 0.1%
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 4.500%	7.100(c)	07/29/21	3,341	3,331,507
Pharmaceuticals 0.3%
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	5.189(c)	02/02/25	9,835	9,490,452
Retail 1.0%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.689(c)	02/15/21	10,742	10,659,538
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	16,929	16,357,647
				27,017,185
Software 4.1%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.851(c)	10/02/25	17,880	17,574,740
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	7.430(c)	02/06/26	9,075	9,044,753

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%^	9.378%(c)	07/12/23	2,775	$ 2,331,000
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	6.101(c)	06/13/24	17,185	16,817,346
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.437(c)	07/08/22	6,245	6,234,604
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.437(c)	04/26/24	11,885	11,859,745

Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	12/01/23	6,000	5,932,500
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	02/01/22	18,616	18,529,056
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.689(c)	08/05/22	17,954	17,942,782
Ultimate Software Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.274(c)	05/04/26	7,000	7,004,375
				113,270,901
Telecommunications 3.1%
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	5.189(c)	01/31/25	10,000	9,718,750
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.780(c)	05/27/24	9,604	8,595,382
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.180(c)	11/27/23	4,000	3,941,000
Tranche B-5 Term Loan	6.625	01/02/24	17,833	17,788,318

Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	5.000(c)	02/02/24	4,987	4,860,516

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)

West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.480%(c)	10/10/24	19,277	$ 17,975,791
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.601(c)	09/09/21	24,370	24,369,744
				87,249,501
Total Bank Loans (cost $378,670,430)				376,326,309
Corporate Bonds 83.4%
Advertising 1.0%
Clear Channel International BV, Gtd. Notes, 144A	8.750	12/15/20	10,000	10,225,000
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625	02/15/24	18,245	18,694,739
				28,919,739
Aerospace & Defense 2.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	12/01/24	24,500	24,071,250
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	28,550	30,828,290

TransDigm, Inc., Gtd. Notes	6.000	07/15/22	3,000	3,015,000
				57,914,540
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	8,807	8,073,201
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	6,025	6,270,634
Auto Parts & Equipment 1.0%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	04/01/25	20,096	19,292,160

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750%	04/15/25	7,078	$ 7,060,305
Gtd. Notes, 144A	6.500	06/01/26	575	593,687
				26,946,152
Banks 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.250	03/07/25	2,100	2,218,398
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,562,125
				14,780,523
Building Materials 2.4%
Griffon Corp., Gtd. Notes	5.250	03/01/22	27,808	27,668,960
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	9,387	9,488,098
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	2,000	2,015,000
Gtd. Notes, 144A	5.125	06/01/25	6,714	6,596,505

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	20,589	20,949,307
				66,717,870
Chemicals 4.1%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	1,815	1,778,700
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	29,473	29,362,476
Gtd. Notes(a)	7.000	05/15/25	5,585	5,585,000

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,565,000
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	21,885	20,489,831
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	11,369	11,056,353

PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	12,592	13,001,240
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	7.250	04/01/25	7,036	6,437,940

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	2,000	$ 2,033,400
TPC Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	12/15/20	12,548	12,328,410
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	8,025	7,543,500
				115,181,850
Commercial Services 1.9%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	11,020	11,904,245
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	18,689	18,485,290
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25	1,625	1,596,562
Gtd. Notes	5.875	09/15/26	5,000	5,181,250
Gtd. Notes(a)	6.500	12/15/26	13,605	14,421,300
				51,588,647
Computers 1.2%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	11,520	11,686,385
Gtd. Notes, 144A(a)	7.125	06/15/24	8,113	8,550,365
EMC Corp.,
Sr. Unsec’d. Notes	2.650	06/01/20	6,100	6,033,521
Sr. Unsec’d. Notes(a)	3.375	06/01/23	3,500	3,398,050

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	2,975	3,079,125
NCR Corp.,
Gtd. Notes	4.625	02/15/21	535	533,502
Gtd. Notes	5.000	07/15/22	1,320	1,316,304
				34,597,252
Distribution/Wholesale 0.6%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	2,630	2,630,000
Gtd. Notes	7.000	06/15/23	4,865	4,931,894

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale (cont’d.)

H&E Equipment Services, Inc., Gtd. Notes(a)	5.625%	09/01/25	9,740	$ 9,662,080
				17,223,974
Diversified Financial Services 2.9%
Alliance Data Systems Corp.,
Gtd. Notes, 144A	5.375	08/01/22	14,225	14,349,469
Gtd. Notes, 144A, MTN	5.875	11/01/21	3,000	3,056,250

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23	26,605	26,538,487
Navient Corp.,
Sr. Unsec’d. Notes	6.500	06/15/22	3,400	3,536,000
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	150	154,313
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25	8,975	9,353,745
Gtd. Notes	7.125	03/15/26	20,638	21,637,911

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	1,125	1,159,144
				79,785,319
Electric 1.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24	2,375	2,395,069
Sr. Unsec’d. Notes(a)	5.375	01/15/23	17,065	16,873,019
Sr. Unsec’d. Notes(a)	5.500	02/01/24	12,309	11,924,344
Sr. Unsec’d. Notes	5.750	01/15/25	4,000	3,870,880

GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%(a)	9.044(c)	12/01/23	3,305	3,263,957
Vistra Energy Corp., Gtd. Notes	7.625	11/01/24	6,914	7,273,182
				45,600,451
Electronics 0.0%
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625	11/01/24	1,100	1,156,375
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.875	10/15/24	6,245	6,434,348

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 4.1%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25		9,585	$ 8,710,369
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		11,275	11,026,950
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000	03/15/22		14,450	14,811,250
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		2,775	2,772,364
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	02/15/22		6,775	7,012,125
Sr. Sec’d. Notes, 144A	6.500	02/15/25		11,276	11,867,990

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		10,511	11,194,215
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A	6.375	02/01/24		11,630	11,920,750
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		8,376	8,449,290
Scientific Games International, Inc.,
Gtd. Notes(a)	6.250	09/01/20		3,897	3,887,258
Gtd. Notes	6.625	05/15/21		9,838	9,924,082
Gtd. Notes(a)	10.000	12/01/22		11,874	12,452,858
					114,029,501
Foods 0.5%
B&G Foods, Inc., Gtd. Notes(a)	4.625	06/01/21		5,400	5,386,500
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	5.071(c)	07/15/20	GBP	316	397,336
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.750	03/15/25		6,606	6,688,575
					12,472,411
Forest Products & Paper 0.1%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750	12/01/22		1,849	1,918,338

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	2,675	$ 2,718,603
Sr. Unsec’d. Notes	5.625	05/20/24	1,550	1,604,250
				4,322,853
Healthcare-Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	2,500	1,537,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	4.875	04/15/20	1,060	1,017,282
				2,554,782
Healthcare-Services 4.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	1,510	1,517,550
Gtd. Notes	6.500	03/01/24	9,000	9,202,500
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A(a)	8.125	06/30/24	13,896	10,384,481
Sr. Sec’d. Notes(a)	6.250	03/31/23	5,250	4,999,050
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	1,650	1,721,693
Gtd. Notes(a)	5.875	05/01/23	1,000	1,061,880
Gtd. Notes	7.500	02/15/22	3,000	3,281,250
Gtd. Notes(a)	7.500	12/15/23	3,000	3,337,500

MEDNAX, Inc., Gtd. Notes, 144A(a)	5.250	12/01/23	16,522	16,480,695
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/22	6,619	6,749,394
Sr. Unsec’d. Notes, 144A(a)	4.875	06/15/25	4,832	4,789,720

Select Medical Corp., Gtd. Notes	6.375	06/01/21	6,950	6,955,212
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	7,725	7,668,607
Sr. Sec’d. Notes	4.750	06/01/20	5,850	5,886,563
Sr. Unsec’d. Notes(a)	6.750	06/15/23	10,775	10,721,125
Sr. Unsec’d. Notes(a)	8.125	04/01/22	20,823	21,767,948
				116,525,168

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 6.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	2,420	$ 2,262,700
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	25,968	26,870,907
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	3,213	3,204,968
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	11,346	11,431,095
KB Home,
Gtd. Notes	7.000	12/15/21	2,770	2,933,485
Gtd. Notes	7.500	09/15/22	5,345	5,819,369
Gtd. Notes(a)	7.625	05/15/23	4,871	5,303,301
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	8,200	8,236,900
Gtd. Notes	4.875	12/15/23	3,350	3,430,400
Gtd. Notes	6.250	12/15/21	1,382	1,447,645

M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	10,175	10,289,469
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	2,277	2,311,155
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	9,293	9,525,325

Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	2,915	3,119,050
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	13,214	11,793,495
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	6,450	6,641,565
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21	13,123	13,024,577
Gtd. Notes, 144A	5.625	03/01/24	10,598	10,624,495
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,692,263

TRI Pointe Group, Inc., Gtd. Notes(a)	4.875	07/01/21	8,395	8,415,988
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	2,350	2,332,375
William Lyon Homes, Inc.,
Gtd. Notes	6.000	09/01/23	25,421	25,166,790
Gtd. Notes	7.000	08/15/22	6,700	6,700,000
				187,577,317

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625%	10/15/23	12,186	$ 12,309,079
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000	10/15/23	2,988	3,088,845
Internet 0.8%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000	04/01/23	22,345	22,903,625
Iron/Steel 0.8%
AK Steel Corp., Sr. Sec’d. Notes(a)	7.500	07/15/23	9,825	9,726,750
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750	03/01/25	519	506,025
Sr. Sec’d. Notes, 144A	4.875	01/15/24	12,092	12,031,540
				22,264,315
Lodging 0.9%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	8,910	9,555,975
Sr. Sec’d. Notes, 144A	6.750	11/15/21	12,200	12,486,090
MGM Resorts International,
Gtd. Notes(a)	5.750	06/15/25	1,350	1,415,812
Gtd. Notes	6.000	03/15/23	1,350	1,417,500
				24,875,377
Machinery-Diversified 0.3%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	8,810	9,360,625
Media 12.6%
Altice Luxembourg SA (Luxembourg), Gtd. Notes, 144A	7.750	05/15/22	601	611,518
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	3,575	3,601,920
Sr. Unsec’d. Notes	5.250	09/30/22	21,560	21,833,812
Sr. Unsec’d. Notes	5.750	01/15/24	1,000	1,017,500
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	24,372	24,547,478

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	13,500	$ 13,921,875
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	20,250	21,610,800
Gtd. Notes, Series A	6.500	11/15/22	13,440	13,704,902
Gtd. Notes, Series B	6.500	11/15/22	13,968	14,247,360
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	07/15/23	13,727	13,932,905
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	50,336	50,210,160
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	4,402	4,390,995
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	2,243	2,097,205
Gtd. Notes	5.125	05/01/20	22,757	22,871,240
Gtd. Notes(a)	5.875	07/15/22	1,642	1,613,758
Gtd. Notes(a)	6.750	06/01/21	7,524	7,768,530

Entercom Media Corp., Gtd. Notes, 144A(a)	7.250	11/01/24	1,500	1,533,750
Gray Television, Inc., Gtd. Notes, 144A	5.125	10/15/24	542	544,547
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	4,637	4,613,815
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	7,575	7,840,125
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	6,155	6,201,163
Gtd. Notes, 144A(a)	6.125	02/15/22	3,950	3,994,438

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	3,525	3,678,161
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	1,700	1,661,750
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	4,335	4,378,350
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	18,470	18,470,000
Gtd. Notes(a)	6.125	10/01/22	9,443	9,561,037
Gtd. Notes, 144A(a)	5.625	08/01/24	10,335	10,438,350
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	7,663	7,854,575
Gtd. Notes, 144A	4.875	09/15/21	11,887	11,887,000
Gtd. Notes, 144A	5.500	09/15/24	2,000	2,032,500

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125%	05/15/23	13,910	$ 13,144,950
Sr. Sec’d. Notes, 144A	6.750	09/15/22	23,757	23,994,570
				349,811,039
Metal Fabricate/Hardware 1.1%
Novelis Corp., Gtd. Notes, 144A(a)	6.250	08/15/24	11,281	11,534,822
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	17,300	18,186,625
				29,721,447
Mining 2.1%
Constellium NV,
Gtd. Notes, 144A	5.750	05/15/24	2,202	2,218,515
Gtd. Notes, 144A(a)	6.625	03/01/25	5,630	5,714,450

Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	7,200	7,056,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.000	02/15/21	3,614	3,598,189
Gtd. Notes, 144A(a)	7.250	05/15/22	9,526	9,049,700
Gtd. Notes, 144A(a)	7.250	04/01/23	3,000	2,737,500
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.875	03/15/23	11,605	11,169,812
Gtd. Notes(a)	4.550	11/14/24	7,085	6,845,881
Gtd. Notes(a)	6.875	02/15/23	4,265	4,456,925

IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	4,000	3,985,200
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250	11/15/22	3,270	2,779,500
				59,611,672
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	11/01/24	850	773,500
Oil & Gas 7.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	10,985	4,119,375

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes(a)	5.125%	12/01/22	300	$ 296,250
Gtd. Notes	5.375	11/01/21	3,400	3,388,168
Gtd. Notes(a)	5.625	06/01/23	19,780	19,557,475

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	27,282	28,950,021
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	35,869	36,810,561
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	11,173	10,713,566
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000	05/15/21	1,150	1,118,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,630,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	2,225	2,152,688
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	8,161	8,018,182
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	24,342	21,481,815
Gtd. Notes, 144A	7.000	03/31/24	1,325	1,182,563

Nabors Industries, Inc., Gtd. Notes(a)	5.750	02/01/25	11,240	9,143,178
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26	8,221	7,789,398
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	10,275	9,594,281
Gtd. Notes(a)	5.875	07/01/22	11,194	10,970,120

Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	4.875	01/15/23	9,200	9,271,024
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,200	1,116,000
Gtd. Notes, 144A	7.500	01/15/26	8,325	7,773,469
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	4,000	4,058,800
Sr. Unsec’d. Notes	8.250	08/01/23	1,920	2,116,800
				206,252,109
Oil & Gas Services 0.1%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23	3,875	3,836,250

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 1.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	9,950	$ 9,751,000
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23	5,000	4,800,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625	05/15/23	2,500	2,496,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20	9,689	9,704,157
				26,752,032
Pharmaceuticals 0.9%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23	1,137	1,139,842
Gtd. Notes, 144A(a)	6.125	04/15/25	21,325	20,778,547
Sr. Sec’d. Notes, 144A	6.500	03/15/22	2,575	2,662,447

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	1,000	975,000
				25,555,836
Pipelines 0.2%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	4,000	4,080,000
Real Estate 0.3%
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	4,025	4,085,375
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	2,450	2,431,625
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	2,250	2,221,875
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	50	46,438
				8,785,313

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 1.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23		2,130	$ 2,262,231
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21		4,760	4,827,592
SBA Communications Corp., Sr. Unsec’d. Notes(a)	4.000	10/01/22		18,915	18,813,237
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(a)	8.000	10/15/23		2,730	2,962,050
					28,865,110
Retail 5.1%
Beacon Roofing Supply, Inc., Gtd. Notes(a)	6.375	10/01/23		4,415	4,547,450
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24		12,508	12,492,365
Carvana Co., Gtd. Notes, 144A(a)	8.875	10/01/23		15,700	15,533,266
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22		7,050	7,058,812
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23		6,075	5,247,281
Sr. Unsec’d. Notes	6.500	05/01/21		2,248	1,989,480
Sr. Unsec’d. Notes	6.750	01/15/22		3,505	3,066,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		4,790	3,484,725
Sr. Unsec’d. Notes(a)	8.625	06/15/20		9,025	6,565,687
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25		7,625	7,672,656
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		6,525	6,476,062
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23		22,676	23,124,985
Gtd. Notes	6.625	04/01/21		8,325	8,689,219

PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23		5,500	4,907,100
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		16,307	13,371,740
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		2,717	2,740,774
Gtd. Notes(a)	5.625	12/01/25		471	465,113
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.875	03/15/22	GBP	2,675	3,419,969

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Stonegate Pub Co. Financing PLC (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	5.220%(c)	03/15/22	GBP	1,875	$2,365,823

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750	03/01/25		7,942	7,896,731
					141,116,113
Software 2.7%
First Data Corp., Sec’d. Notes, 144A	5.750	01/15/24		6,155	6,301,181
Infor US, Inc., Gtd. Notes	6.500	05/15/22		19,580	19,806,149
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23		9,322	9,415,220
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24		4,895	5,092,269
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21		32,445	34,310,587
					74,925,406
Telecommunications 7.8%
Anixter, Inc., Gtd. Notes	5.500	03/01/23		3,200	3,312,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		24,250	25,220,000
Sr. Unsec’d. Notes, Series Y(a)	7.500	04/01/24		6,365	6,794,637

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		9,078	8,233,928
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21		8,000	7,950,000
Gtd. Notes, 144A	5.500	06/15/24		12,578	11,697,540
Sr. Sec’d. Notes, 144A	6.000	03/01/26		3,025	3,017,438

Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750	05/25/24		7,850	7,732,250
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000	02/15/24		9,672	10,083,060
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23		12,595	13,697,062

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes	5.375%	08/15/22	1,485	$ 1,490,569
Gtd. Notes	5.625	02/01/23	3,475	3,488,031
Gtd. Notes	6.125	01/15/21	22,647	22,760,235

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	12,280	12,617,700
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000	11/15/22	6,000	6,121,920
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	11,720	12,320,650
Gtd. Notes	7.625	02/15/25	4,615	4,880,363
Gtd. Notes	7.875	09/15/23	15,565	16,693,462

T-Mobile USA, Inc., Gtd. Notes	6.375	03/01/25	4,725	4,896,754
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	34,503	32,684,692
				215,692,291
Transportation 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	4,500	4,523,265
Gtd. Notes, 144A(a)	6.500	06/15/22	1,301	1,321,166
Gtd. Notes, 144A(a)	6.750	08/15/24	10,750	11,059,062
				16,903,493
Trucking & Leasing 1.3%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	6,970	7,213,950
Gtd. Notes, 144A	5.500	01/15/23	6,125	6,363,262
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	5,174	5,231,794
Gtd. Notes, 144A	5.250	08/15/22	14,069	14,631,760
Gtd. Notes, 144A	5.500	02/15/24	1,250	1,310,388
				34,751,154
Total Corporate Bonds (cost $2,339,660,302)				2,322,825,876

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bond 0.0%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes (cost $1,137,279)	10.750%	03/28/22	1,080	$ 1,198,800

	Shares
Common Stock 0.3%
Electric Utilities
GenOn Energy Holdings, Inc. (Class A Stock)*^ (cost $4,444,599)	41,316	6,920,420

Total Long-Term Investments (cost $2,723,912,610)		2,707,271,405

Short-Term Investments 18.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	55,092,537	55,092,537
PGIM Institutional Money Market Fund (cost $444,806,375; includes $443,800,407 of cash collateral for securities on loan)(b)(w)	444,800,645	444,889,605

Total Short-Term Investments (cost $499,898,912)		499,982,142

TOTAL INVESTMENTS 115.2% (cost $3,223,811,522)		3,207,253,547
Liabilities in excess of other assets(z) (15.2)%		(423,118,043)

Net Assets 100.0%		$ 2,784,135,504

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,251,420 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $428,620,419; cash collateral of $443,800,407 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,221	2 Year U.S. Treasury Notes	Sep. 2019	$262,114,360	$ 917,451
104	5 Year U.S. Treasury Notes	Sep. 2019	12,206,188	104,599
5	20 Year U.S. Treasury Bonds	Sep. 2019	768,594	16,086
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	527,344	13,534
				1,051,670
Short Positions:
6	5 Year Euro-Bobl	Jun. 2019	897,652	(11,668)
9	5 Year Euro-Bobl	Sep. 2019	1,345,875	(2,689)
18	10 Year U.K. Gilt	Sep. 2019	2,950,380	(3,204)
185	10 Year U.S. Treasury Notes	Sep. 2019	23,448,750	(284,258)
				(301,819)
				$ 749,851
Forward foreign currency exchange contracts outstanding at May 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/19	BNP Paribas S.A.	GBP	4,604	$ 5,832,105	$ 5,821,523	$—	$(10,582)
Euro,
Expiring 06/04/19	Citibank, N.A.	EUR	6,798	7,615,310	7,597,061	—	(18,249)
				$13,447,415	$13,418,584	—	(28,831)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/19	Citibank, N.A.	GBP	4,604	$ 5,976,425	$ 5,821,522	$154,903	$ —
Expiring 07/02/19	BNP Paribas S.A.	GBP	4,604	5,840,783	5,830,320	10,463	—

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	EUR	6,798	$ 7,640,056	$ 7,597,062	$ 42,994	$ —
Expiring 07/02/19	Citibank, N.A.	EUR	6,798	7,633,747	7,615,878	17,869	—
				$27,091,011	$26,864,782	$226,229	$ —
						$226,229	$(28,831)

Glossary
The following abbreviations are used in the preceding Portfolios’ descriptions:
EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in-Kind
REIT(s)—Real Estate Investment Trust(s)
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).